Schedule of restructuring expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total	$ (4)	$ 1,261	$ 1,392	$ 1,662	$ 448
Legal and other fees [member]
IfrsStatementLineItems [Line Items]
Total
Litigation provision [member]
IfrsStatementLineItems [Line Items]
Total
Fiscal Refunds Provision [member]
IfrsStatementLineItems [Line Items]
Total			1,389	1,768
Impairment and writeoff [member]
IfrsStatementLineItems [Line Items]
Total	(4)	1,261
Relocation [member]
IfrsStatementLineItems [Line Items]
Total
Remediation Cost [member]
IfrsStatementLineItems [Line Items]
Total
Gain on sale of assets [member]
IfrsStatementLineItems [Line Items]
Total
Restructuring provision professional fees [member]
IfrsStatementLineItems [Line Items]
Total				200	194
Restructuring provision litigation provision [member]
IfrsStatementLineItems [Line Items]
Total					(128)
Remediation provision [member]
IfrsStatementLineItems [Line Items]
Total				(361)	382
Acquisition related costs other [member]
IfrsStatementLineItems [Line Items]
Total			$ 3	$ 55